Lease Arrangements - Summary of Right of Use Assets Carrying Amount (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 484	$ 944
Office Premise
Lessee Lease Description [Line Items]
Right of use assets carrying amount	450	931
Automobile
Lessee Lease Description [Line Items]
Right of use assets carrying amount	$ 34	$ 13